Lease - Schedule of Lease Payments (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Lease Payments [Abstract]
Operating lease cost		$ 45,167
Short-term lease cost		2,062
Total lease cost		47,229
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 59,122	$ 120,022
Weighted-average remaining lease term – operating leases	6 months	1 year 6 months
Weighted-average discount rate – operating leases	8.00%	8.00%